Financial Assets & Liabilities - Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - current	$ 696	$ 618
Potential reduction in net position of total derivative assets	194	267
Potential reduction in net position of total derivative liabilities	194	267
Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	4,819	7,704
Total assets	5,823	9,053
Total liabilities	673	383
Recurring | Prepaid expenses and other current assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	149	385
Recurring | Investments and sundry assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	94	347
Recurring | Other accrued expenses and liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	167	177
Recurring | Other liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	506	206
Recurring | Level 1
Financial assets and financial liabilities measured at fair value on a recurring basis:
Equity investments	0	0
Recurring | Level 1 | Money market funds
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	427	25
Recurring | Level 2
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - current	696	618
Debt securities - noncurrent	65
Recurring | Level 2 | Interest rate contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivatives designated as hedging - Assets	56	220
Derivatives designated as hedging - Liabilities		80
Recurring | Level 2 | Foreign exchange contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivatives designated as hedging - Assets	175	483
Derivatives designated as hedging - Liabilities	635	239
Derivatives not designated as hedging - Assets	10	26
Derivatives not designated as hedging - Liabilities	33	13
Recurring | Level 2 | Equity contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivatives not designated as hedging - Assets	1	2
Derivatives not designated as hedging - Liabilities	4	51
Recurring | Level 2 | Time deposits and certificates of deposit
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	4,392	7,679
Recurring | Debt
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt as hedging instruments at carrying value	$ 7,324	$ 6,261